Dec. 31, 2015
Federated MDT Mid Cap Growth Strategies Fund

A Portfolio of Federated Equity Funds

CLASS A SHARES (TICKER FGSAX)
CLASS B SHARES (TICKER FGSBX)
CLASS C SHARES (TICKER FGSCX)
CLASS R6 SHARES (TICKER FGSKX)
INSTITUTIONAL SHARES (TICKER FGSIX)

SUPPLEMENT TO SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 31, 2015

Effective December 29, 2016, Federated MDT Mid Cap Growth Strategies Fund will change its name to "Federated MDT Mid Cap Growth Fund." Accordingly, any and all references to "Federated MDT Mid Cap Growth Strategies Fund" should be deleted and replaced with "Federated MDT Mid Cap Growth Fund."